Alger Dynamic Opportunities Fund Average Annual Total Returns - Class Z Shares [Member]		12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	15.43%	14.82%
HFRI Equity Hedge (Total) Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.71%	8.54%		6.09%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		6.56%	4.34%		9.02%
Performance Inception Date	Dec. 29, 2010
Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.42%	4.05%		8.38%
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.94%	3.33%		7.18%